Consolidated Statement of Changes in Stockholders' Equity (Deficiency) (Parentheticals)	6 Months Ended	12 Months Ended
	Jun. 30, 2014 CA	Dec. 31, 2013 Issuance of units	Dec. 31, 2013 Placement agent
Issuance of units/warrants at net of cash issue costs	0.50	0.80	0.80
Exercise of broker warrants	0.50